Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock - Additional Information (Detail) - Backstop Investor Agreement [Member] $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares
Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent | $	$ 27.5	$ 27.5
New Grove class A common stock [Member]
Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock [Line Items]
Share Price | $ / shares	$ 0.01	$ 0.01
Warrants issued | shares		0
Weighted average share price | $ / shares	$ 10	$ 10
Number of trading days after the closing of business combination	10 days
Number of additional shares issued | shares	0
Tranche One Shares [Member]
Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock [Line Items]
Cash | $	$ 22.5	$ 22.5
Tranche Two Shares [Member] | Vgac II Class A Common Share [Member]
Backstop Funding Agreement and Contingently Redeemable Convertible Common Stock [Line Items]
Share Price | $ / shares	$ 10	$ 10
Proceeds from issuance of common stock | $		$ 22.5